Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated April 26, 2010

to the Statutory Prospectus for Class A, B, C and R Shares of Allianz Multi-Strategy Funds

Dated April 1, 2010 (as revised April 12, 2010)

Disclosure Related to Allianz Global Investors Solutions Core Allocation Fund

Effective immediately, within the Fund Summary relating to the Allianz Global Investors Solutions Core Allocation Fund, the “Annual Fund Operating Expenses” table and the “Examples” that follow this table, each within the subsection entitled “Fees and Expenses of the Fund,” are hereby restated in their entirety as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Expense Reductions(2)(3)	Total Annual Fund Operating Expenses After Expense Reductions
Class A	0.85%	0.25%	0.26%	0.76%	2.12%	(0.80)%	1.32%

Class B	0.85	1.00	0.23	0.76	2.84	(0.77)	2.07

Class C	0.85	1.00	0.26	0.76	2.87	(0.80)	2.07

Class R	0.85	0.50	0.25	0.76	2.36	(0.79)	1.57

(1)

For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

(2)

The Manager has contractually agreed to irrevocably waive a portion of its management fee equal to 0.70% of the average daily net assets of the Fund that are attributable to investments in either Underlying Funds or Other Acquired Funds. This waiver with respect to investments in Underlying Funds and Other Acquired Funds for which the Manager or an affiliated person thereof serves as investment adviser is terminable only by the Board of Trustees of the Trust, and the waiver with respect to investments in unaffiliated Other Acquired Funds will continue through at least March 31, 2011.

(3)

The Manager has contractually agreed, until March 31, 2011, to irrevocably waive its management fee, or reimburse the Fund, to the extent that, after the application of the fee waiver described in footnote 2 above, Total Annual Fund Operating Expenses, including payment of organizational expenses and Acquired Fund Fees and Expenses, but excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 1.32%, 2.07%, 2.07%, and 1.57% of the Fund’s average net assets attributable to Class A, Class B, Class C, and Class R shares, respectively. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. For purposes of applying the expense limitation, Acquired Fund Fees and Expenses will be re-estimated on a quarterly basis and factored in at those times to the ongoing waiver and reimbursement arrangement to the extent they differ from those stated in the table. The Expense Limitation Agreement will renew for additional one-year periods unless terminated by the Board of Trustees of the Trust.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares

Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$677	$1,105	$1,557	$2,807	$677	$1,105	$1,557	$2,807
Class B	710	1,107	1,631	2,781	210	807	1,431	2,781
Class C	310	814	1,443	3,138	210	814	1,443	3,138
Class R	160	661	1,189	2,636	160	661	1,189	2,636

Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated April 26, 2010

the Statutory Prospectus for Institutional Class, Class P, Administrative Class and Class D Shares of Allianz Multi-Strategy Funds

Dated April 1, 2010 (as revised April 12, 2010)

Disclosure Related to Allianz Global Investors Solutions Core Allocation Fund

Effective immediately, within the Fund Summary relating to the Allianz Global Investors Solutions Core Allocation Fund, the “Annual Fund Operating Expenses” table and the “Examples” that follow this table, each within the subsection entitled “Fees and Expenses of the Fund,” are hereby restated in their entirety as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Expense Reductions(1)(2)	Total Annual Fund Operating Expenses After Expense Reductions
Institutional	0.85%	None	0.23%	0.76%	1.84%	(0.82)%	1.02%

Class P	0.85	None	0.33	0.76	1.94	(0.82)	1.12

Administrative	0.85	0.25	0.23	0.76	2.09	(0.82)	1.27

Class D	0.85	0.25	0.25	0.76	2.11	(0.79)	1.32

(1)

The Manager has contractually agreed to irrevocably waive a portion of its management fee equal to 0.70% of the average daily net assets of the Fund that are attributable to investments in either Underlying Funds or Other Acquired Funds. This waiver with respect to investments in Underlying Funds and Other Acquired Funds for which the Manager or an affiliated person thereof serves as investment adviser is terminable only by the Board of Trustees of the Trust, and the waiver with respect to investments in unaffiliated Other Acquired Funds will continue through at least March 31, 2011.

(2)

The Manager has contractually agreed, until March 31, 2011, to irrevocably waive its management fee, or reimburse the Fund, to the extent that, after the application of the fee waiver described in footnote 1 above, Total Annual Fund Operating Expenses, including payment of organizational expenses and Acquired Fund Fees and Expenses, but excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 1.02%, 1.12%, 1.27%, and 1.32% of the Fund’s average net assets attributable to Institutional Class, Class P, Administrative Class, and Class D shares, respectively. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. For purposes of applying the expense limitation, Acquired Fund Fees and Expenses will be re-estimated on a quarterly basis and factored in at those times to the ongoing waiver and reimbursement arrangement to the extent they differ from those stated in the table. The Expense Limitation Agreement will renew for additional one-year periods unless terminated by the Board of Trustees of the Trust.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Share Class	1 Year	3 Years	5 Years	10 Years
Institutional	$104	$499	$919	$2,091
Class P	114	530	971	2,198
Administrative	129	576	1,048	2,356
Class D	134	585	1,061	2,379